Loss per share - Reconciliation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	$ (73,311)	¥ (510,387)	¥ 104,026	¥ 649
Accretion to preferred share redemption value	(16,707)	(116,308)	(248,186)	(228,468)
Deemed dividend to preferred shareholder	$ (92,243)	¥ (642,174)
Numerator for basic and diluted net loss per share calculation			¥ (144,160)	¥ (227,819)
Denominator:
Weighted average number of ordinary shares | shares	1,087,910,999	1,087,910,999	945,712,030	945,712,030
Net loss per ordinary share:
- Basic and diluted | (per share)	$ (0.17)	¥ (1.17)	¥ (0.15)	¥ (0.24)
Class A ordinary shares
Numerator:
Net income (loss)		¥ (510,387)
Accretion to preferred share redemption value		(116,308)
Deemed dividend to preferred shareholder		(642,174)
Numerator for basic and diluted net loss per share calculation		¥ (1,268,869)
Denominator:
Weighted average number of ordinary shares | shares	1,087,910,999	1,087,910,999
Net loss per ordinary share:
- Basic and diluted | ¥ / shares		¥ (1.17)